Fair Value Measurement of Financial Instruments - Analysis of Fair Value Measurement of Financial Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Wealth management products	¥ 117,289	¥ 103,328
SPD Bank [member]
Disclosure of fair value measurement of assets [line items]
Convertible bonds held	¥ 9,259	¥ 9,928